UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutuional Investment Manager Filing this Report:

Name:     Davis-Dinsmore Management Company
Address:  65 Madison Avenue
          Suite 550
          Morristown, NJ  07960

13F File Number:   28-5466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to sumit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary Levine
Title: Treasurer
Phone: 973-631-1177
Signature,	Place, and Date of Signing:

Gary Levine	Morristown, New Jersey	July 20, 1999

Report Type:	(Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT


List of Other Managers Reorting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	88

Form 13F Information Table Entry Total:	$198,476

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Apache Corp. 6.50% 2002 ACES   PFD CV           037411600     1665    45000 SH       DEFINED                 45000
Dollar General STRYPES Trust 8 PFD CV           256678103     2787    65000 SH       DEFINED                 65000
Estee Lauder 6.25% TRACES-2    PFD CV           518438205     1640    17400 SH       DEFINED                 17400
Houston Industries, Inc. 7% 20 PFD CV           442161204     3339    28000 SH       DEFINED                 28000
Jefferson-Pilot Corp.  7.25% 2 PFD CV           475070207     4994    40600 SH       DEFINED                 40600
MediaOne, Inc. PIES-a 6.25% 20 PFD CV           58440J401     2715    30000 SH       DEFINED                 30000
Monsanto Co., Inc. 6.5% 2001 A PFD CV           611662305      802    20000 SH       DEFINED                 20000
NISOURCE, Inc. PIES-b 7.75% 20 PFD CV           65473P303     1975    40000 SH       DEFINED                 40000
Ralston Purina Co. 7% 2000 SAI PFD CV           751277401     2790    60000 SH       DEFINED                 60000
Southwest Securities Group, In PFD CV           845224203     1581    26460 SH       DEFINED                 26460
Texas Utilities Co. 9.25% FELI PFD CV           882848203     1100    20000 SH       DEFINED                 20000
The Seagram Co. Ltd. 7.5% 2002 PFD CV           811850205     1982    40000 SH       DEFINED                 40000
Times Mirror Co. 4.25% 2001 PE PFD CV           887364503     1936    22000 SH       DEFINED                 22000
WBK Trust 10% STRYPES 144A     PFD CV           929229102     4209   130000 SH       DEFINED                130000
Adelphia Communications Corp.  PFD CV           006848402      962     5000 SH       DEFINED                  5000
American General Delaware, LLC PFD CV           02637G200     2431    26000 SH       DEFINED                 26000
Avado Financing 7% cv. A pfd.  PFD CV           05336Q304      732    20000 SH       DEFINED                 20000
Avado Financing 7% cv. A pfd.  PFD CV           05336Q205      366    10000 SH       DEFINED                 10000
CNB Capital Trust 6% SPuRS     PFD CV           12613G207     3019   100000 SH       DEFINED                100000
Fleetwood Capital Trust 6% cv. PFD CV           339072209     3220    80000 SH       DEFINED                 80000
Frontier Financing Trust cv. p PFD CV           35907U103     1860    40000 SH       DEFINED                 40000
Globalstar Telecomm Ltd. 8% cv PFD CV           379364508     3435    60000 SH       DEFINED                 60000
National Australia Bank Ltd. 7 PFD CV           632525309     2430    80000 SH       DEFINED                 80000
Newell Financial Trust I 5 1/4 PFD CV           651195208     1962    35000 SH       DEFINED                 35000
News Corporation Exchange Trus PFD CV           652485202     1997    20000 SH       DEFINED                 20000
PSINet, Inc. 6.75% cv. pfd. C  PFD CV           74437C309      676    15000 SH       DEFINED                 15000
UnitedGlobalCom dep shs rep 7% PFD CV           913247102     2017    40000 SH       DEFINED                 40000
Wendy's Financing I 5% TECONS  PFD CV           950588202      968    16000 SH       DEFINED                 16000
AES Corp. cv. jr. sub. deb.    CONV             00130HAN5     4375  3500000 PRN      DEFINED               3500000
Alpharma, Inc. cv. sr. sub. no CONV             020813AC5     2495  2000000 PRN      DEFINED               2000000
Amazon.com, Inc. cv. sub. note CONV             023135AD8      975  1000000 PRN      DEFINED               1000000
American Express Credit Corp.  CONV             025818CJ2     2673  2200000 PRN      DEFINED               2200000
American International Group c CONV             02687QAH1     1395  1000000 PRN      DEFINED               1000000
Ann Taylor Stores Corp. cv. su CONV             036115AA1     1517  2380000 PRN      DEFINED               2380000
At Home Corp. cv. sub. deb. 14 CONV             045919AA5      807  1000000 PRN      DEFINED               1000000
BankAtlantic Bancorp cv. sub.  CONV             065908AC9     3054  3830000 PRN      DEFINED               3830000
Bear Stearns Cos., Inc. medium CONV             07383PCN4     3450  4000000 PRN      DEFINED               4000000
Bell Atlantic Financial Servic CONV             07785GAC4     2057  2000000 PRN      DEFINED               2000000
Bell Atlantic Financial Servic CONV             07785GAB6     6161  6000000 PRN      DEFINED               6000000
Citrix Systems, Inc. cv. sub.  CONV             177376AA8      895  2000000 PRN      DEFINED               2000000
Clear Channel Communications,  CONV             184502AB8     3810  3000000 PRN      DEFINED               3000000
Costco Companies, Inc. cv. sub CONV             22160QAA0     1892  2000000 PRN      DEFINED               2000000
Costco Companies, Inc. cv. sub CONV             22160QAC6      946  1000000 PRN      DEFINED               1000000
Credit Suisse First Boston Cor CONV             2254C0AM1     2940  3000000 PRN      DEFINED               3000000
Credit Suisse First Boston Cor CONV             2254C0AF4     3816  3400000 PRN      DEFINED               3400000
Credit Suisse First Boston Cor CONV             2254C0AE7     2331  2500000 PRN      DEFINED               2500000
Diamond Offshore Drilling Inc. CONV             25271CAA0     2078  2100000 PRN      DEFINED               2100000
DoubleClick, Inc. cv. sub. not CONV             258609AA4      622   500000 PRN      DEFINED                500000
Elan Finance Corp. Ltd. liquid CONV             284129AA1     3082  6000000 PRN      DEFINED               6000000
Exchangeable Cert. Corp. exch. CONV             30149TAB1     2025  2000000 PRN      DEFINED               2000000
Exchangeable Certificates Corp CONV             30149TAA3      947  1000000 PRN      DEFINED               1000000
Genzyme Corp. cv. sub. notes 1 CONV             372917AE4     1396  1000000 PRN      DEFINED               1000000
HealthSouth Corp. cv. sub. not CONV             421924AD3     1692  2000000 PRN      DEFINED               2000000
HealthSouth Corp. cv. sub. not CONV             421924AF8      423   500000 PRN      DEFINED                500000
Hewlett-Packard Co., Inc. liqu CONV             428236AA1     3172  5000000 PRN      DEFINED               5000000
Home Depot, Inc. cv. sub. note CONV             437076AE2     8389  3000000 PRN      DEFINED               3000000
Human Genome Sciences, Inc. cv CONV             444903AA6     1940  2000000 PRN      DEFINED               2000000
Imax Corp. cv. sub. notes 144A CONV             45245EAC3     2351  2000000 PRN      DEFINED               2000000
Interim Services Inc. cv. sub. CONV             45868PAA8     1710  2000000 PRN      DEFINED               2000000
Interpublic Group Cos., Inc. c CONV             460690AG5     2752  3000000 PRN      DEFINED               3000000
LSI Logic Corp. cv. sub. notes CONV             502161AB8      811   500000 PRN      DEFINED                500000
Merrill Lynch (NOVN) euro. med CONV             VV3086202     1629  1800000 PRN      DEFINED               1800000
Merrill Lynch (TWX) medium ter CONV             590188JV1     4010  4000000 PRN      DEFINED               4000000
MindSpring Enterprises, Inc. c CONV             602683AA2      473   500000 PRN      DEFINED                500000
Morgan Stanley Dean Witter Dis CONV             617446AX7     3528  3500000 PRN      DEFINED               3500000
Morgan Stanley Dean Witter Dis CONV             61745HAA2     4449  2000000 PRN      DEFINED               2000000
NTL, Inc. cv. sub. notes 144A  CONV             629407AK3     4740  3000000 PRN      DEFINED               3000000
NatWest Markets exch. trust se CONV             639059AA2     6860  2000000 PRN      DEFINED               2000000
National Data Corp. cv. sub. n CONV             635621AA3     3579  3500000 PRN      DEFINED               3500000
Nextel Communications, Inc. cv CONV             65332VAR4     2440  2000000 PRN      DEFINED               2000000
Orbital Sciences Corp. cv. sub CONV             685564AB2      745   700000 PRN      DEFINED                700000
Orbital Sciences Corp. cv. sub CONV             685564AC0      266   250000 PRN      DEFINED                250000
Penn Treaty American Corp. cv. CONV             707874AA1     2805  2750000 PRN      DEFINED               2750000
Penn Treaty American Corp. cv. CONV             707874AC7      765   750000 PRN      DEFINED                750000
Republic National Bank of NY c CONV             76067UAE3     2240  2000000 PRN      DEFINED               2000000
Rite Aid Corp. cv. sub. notes  CONV             767754AK0     1289  1300000 PRN      DEFINED               1300000
Robbins & Myers Inc. cv. sub.  CONV             770196AA1     1748  1770000 PRN      DEFINED               1770000
Roche Holdings, Inc. liquid yi CONV             771196AC6     2841  5000000 PRN      DEFINED               5000000
Sanmina Corp. cv. sub. notes 1 CONV             800907AA5     1101  1000000 PRN      DEFINED               1000000
Sepracor, Inc. cv. notes 144A  CONV             817315AF1     1957  2000000 PRN      DEFINED               2000000
Simula, Inc. sr. cv. sub. note CONV             829206AB7     1409  1750000 PRN      DEFINED               1750000
Spacehab, Inc. cv. sub. notes  CONV             846243AA1     1019  1405000 PRN      DEFINED               1405000
Sportsline USA, Inc. cv. sub.  CONV             848934AA3      732  1000000 PRN      DEFINED               1000000
Swiss Life Financial Ltd. cv.  CONV             870883AA3     1975  2000000 PRN      DEFINED               2000000
Swiss Life Financial Ltd. cv.  CONV             870883AB1     1987  2000000 PRN      DEFINED               2000000
Telefonos De Mexico, S.A. cv.  CONV             879403AD5     2055  2000000 PRN      DEFINED               2000000
VLSI Technology, Inc. cv. sub. CONV             918270AB5     2301  2250000 PRN      DEFINED               2250000
Xerox Corp. cv. sub. deb.      CONV             984121BB8      955  1500000 PRN      DEFINED               1500000